Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

January 31, 2020

AEDO-QTLY-0320
1.9585371.106

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.7%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Interactive Media & Services - 4.0%
Adevinta ASA Class B	84	$1,025
XLMedia PLC (a)	839,400	385,179
		386,204
Media - 1.2%
Nordic Entertainment Group AB Class B	2,600	79,024
Reach PLC	22,000	38,638
		117,662

TOTAL COMMUNICATION SERVICES		503,866

CONSUMER DISCRETIONARY - 33.7%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	100	1,302
Diversified Consumer Services - 5.2%
Frontdoor, Inc. (b)	11,900	506,702
Hotels, Restaurants & Leisure - 2.1%
Melco International Development Ltd.	1,000	2,160
Wyndham Hotels & Resorts, Inc.	3,475	198,666
		200,826
Household Durables - 7.9%
Zagg, Inc. (a)(b)	101,640	768,398
Internet & Direct Marketing Retail - 6.6%
AO World PLC (b)	486,064	494,223
Ocado Group PLC (b)	134	2,165
Pinduoduo, Inc. ADR (b)	100	3,522
Prosus NV (b)	100	7,234
Secoo Holding Ltd. ADR (b)	20,500	130,380
Zooplus AG (b)	4	360
		637,884
Multiline Retail - 4.0%
B&M European Value Retail SA	79,700	382,772
Specialty Retail - 5.6%
Five Below, Inc. (b)	8	906
Floor & Decor Holdings, Inc. Class A (a)(b)	10,930	538,958
		539,864
Textiles, Apparel & Luxury Goods - 2.3%
Kontoor Brands, Inc. (a)	2,150	82,001
Mavi Jeans Class B (b)(c)	200	1,903
Puma AG	1,700	136,502
		220,406

TOTAL CONSUMER DISCRETIONARY		3,258,154

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.0%
Avenue Supermarts Ltd. (b)(c)	70	2,085
Grocery Outlet Holding Corp.	30	982
		3,067
Food Products - 1.8%
Kaveri Seed Co. Ltd.	25,408	168,031
Ulker Biskuvi Sanayi A/S (b)	500	1,950
		169,981
Personal Products - 0.0%
Natura & Co. Holding SA ADR (b)	90	1,969

TOTAL CONSUMER STAPLES		175,017

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (b)	66	356
FINANCIALS - 0.1%
Capital Markets - 0.0%
Interactive Brokers Group, Inc.	100	4,700
Insurance - 0.1%
Brighthouse Financial, Inc. (b)	85	3,307
Trupanion, Inc. (b)	50	1,596
		4,903

TOTAL FINANCIALS		9,603

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alcon, Inc. (b)	1,000	58,940
Health Care Providers & Services - 0.0%
Covetrus, Inc. (b)	100	1,230
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. (b)	50	1,545

TOTAL HEALTH CARE		61,715

INDUSTRIALS - 17.7%
Airlines - 0.1%
AirAsia Group BHD	4,300	1,494
Ryanair Holdings PLC sponsored ADR (b)	50	4,331
Wizz Air Holdings PLC (b)(c)	52	2,875
		8,700
Commercial Services & Supplies - 7.4%
IAA Spinco, Inc. (b)	15,100	713,626
Construction & Engineering - 8.5%
Arcosa, Inc.	18,788	821,975
Argan, Inc.	20	842
		822,817
Electrical Equipment - 0.3%
GrafTech International Ltd.	2,900	31,117
Professional Services - 1.4%
The Ince Group PLC	220,100	130,208

TOTAL INDUSTRIALS		1,706,468

INFORMATION TECHNOLOGY - 13.3%
Electronic Equipment & Components - 0.1%
Coda Octopus Group, Inc. (a)(b)	1,600	10,064
PAX Global Technology Ltd.	4,000	1,854
		11,918
IT Services - 2.3%
Black Knight, Inc. (b)	59	3,948
Global Dominion Access SA (b)(c)	14,400	52,782
Nice Information & Telecom, Inc.	1	24
Perspecta, Inc.	5,948	166,960
Unisys Corp. (b)	200	1,942
		225,656
Software - 8.2%
AppFolio, Inc. (b)	1,410	185,330
Avalara, Inc. (b)	1	85
Micro Focus International PLC sponsored ADR	217	2,908
Park City Group, Inc. (a)(b)	31,514	150,007
Workiva, Inc. (b)	20	910
Xero Ltd. (b)	7,973	449,420
		788,660
Technology Hardware, Storage & Peripherals - 2.7%
Super Micro Computer, Inc. (b)	9,300	260,028

TOTAL INFORMATION TECHNOLOGY		1,286,262

MATERIALS - 0.1%
Chemicals - 0.0%
The Chemours Co. LLC	100	1,387
Construction Materials - 0.1%
West China Cement Ltd.	16,000	2,571

TOTAL MATERIALS		3,958

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.0%
CorePoint Lodging, Inc.	99	906
Reysas Gayrimenkul Yatirim Ortakligi A/S (b)	355,718	385,749
		386,655
Real Estate Management & Development - 0.2%
Sunteck Realty Ltd. (b)	2,900	16,019

TOTAL REAL ESTATE		402,674

TOTAL COMMON STOCKS
(Cost $7,146,369)		7,408,073

Investment Companies - 16.9%
iShares Russell 3000 ETF	4,226	795,629
SPDR Portfolio Total Stock Market ETF	21,150	841,345
TOTAL INVESTMENT COMPANIES
(Cost $1,354,038)		1,636,974
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.54% 3/12/20 (d)
(Cost $29,949)	30,000	29,951
	Shares	Value

Money Market Funds - 22.0%
Fidelity Cash Central Fund 1.58% (e)	464,663	$464,756
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	1,662,253	1,662,420
TOTAL MONEY MARKET FUNDS
(Cost $2,127,176)		2,127,176
TOTAL INVESTMENT IN SECURITIES - 115.9%
(Cost $10,657,532)		11,202,174
NET OTHER ASSETS (LIABILITIES) - (15.9)%		(1,535,970)
NET ASSETS - 100%		$9,666,204

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	March 2020	$161,470	$(4,449)	$(4,449)
CME E-mini S&P 500 Index Contracts (United States)	3	March 2020	483,600	(1,666)	(1,666)
TOTAL FUTURES CONTRACTS					$(6,115)

The notional amount of futures purchased as a percentage of Net Assets is 6.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,645 or 0.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,951.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,498
Fidelity Securities Lending Cash Central Fund	3,516
Total	$18,014

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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